Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Related Party Transactions

12. Related Party Transactions

        The Company is a majority-owned subsidiary of Napo. The Company has total outstanding liabilities to Napo in the amount of $116,383 and $16,581 as of December 31, 2013 and 2014, respectively. Additionally, Lisa A. Conte, Chief Executive Officer of the Company, is also the interim Chief Executive Officer of Napo Pharmaceuticals, Inc.

        A member of the board of directors of the Company purchased 148,332 shares of the Company's preferred stock during the year ended December 31, 2014. The Company also issued a convertible promissory note for $200,000 to the same board member to whom the preferred stock was sold.

Napo
Related Party Transactions

11. Related Party Transactions

The Company was a majority-owned subsidiary of Napo until its IPO. The Company had total outstanding receivables from Napo in the amount of $4,209 as of September 30, 2015.  The Company had outstanding liabilities to Napo in the amount of $16,581 as of December 31, 2014. Additionally, Lisa A. Conte, Chief Executive Officer of the Company, is also the interim Chief Executive Officer of Napo Pharmaceuticals, Inc.